Significant Accounting Policies - Summary of Credit Risk Rating Grades (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	€ 135,925	€ 134,658
Financial assets at amortised cost, class [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	120,436
Financial assets at amortised cost, class [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	68
Financial assets at amortised cost, class [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	76,283
Financial assets at amortised cost, class [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	3,126
Financial assets at amortised cost, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	36,639
Financial assets at amortised cost, class [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	4,068
Financial assets at amortised cost, class [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	252
Financial assets at amortised cost, class [member] | AAA [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	28,244
Financial assets at amortised cost, class [member] | AAA [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	25,637
Financial assets at amortised cost, class [member] | AAA [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	55
Financial assets at amortised cost, class [member] | AAA [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	941
Financial assets at amortised cost, class [member] | AAA [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,611
Financial assets at amortised cost, class [member] | AA [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	12,670
Financial assets at amortised cost, class [member] | AA [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	9,224
Financial assets at amortised cost, class [member] | AA [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	158
Financial assets at amortised cost, class [member] | AA [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	3,204
Financial assets at amortised cost, class [member] | AA [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	83
Financial assets at amortised cost, class [member] | A [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	23,510
Financial assets at amortised cost, class [member] | A [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	17,057
Financial assets at amortised cost, class [member] | A [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2,561
Financial assets at amortised cost, class [member] | A [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	3,567
Financial assets at amortised cost, class [member] | A [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	261
Financial assets at amortised cost, class [member] | A [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	64
Financial assets at amortised cost, class [member] | BBB [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	21,925
Financial assets at amortised cost, class [member] | BBB [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	42
Financial assets at amortised cost, class [member] | BBB [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	20,330
Financial assets at amortised cost, class [member] | BBB [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	351
Financial assets at amortised cost, class [member] | BBB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	266
Financial assets at amortised cost, class [member] | BBB [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	924
Financial assets at amortised cost, class [member] | BBB [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	12
Financial assets at amortised cost, class [member] | BB [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,601
Financial assets at amortised cost, class [member] | BB [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	9
Financial assets at amortised cost, class [member] | BB [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,480
Financial assets at amortised cost, class [member] | BB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	15
Financial assets at amortised cost, class [member] | BB [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	52
Financial assets at amortised cost, class [member] | BB [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	44
Financial assets at amortised cost, class [member] | B [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,237
Financial assets at amortised cost, class [member] | B [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	17
Financial assets at amortised cost, class [member] | B [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,159
Financial assets at amortised cost, class [member] | B [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	61
Financial assets at amortised cost, class [member] | CCC or lower [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,396
Financial assets at amortised cost, class [member] | CCC or lower [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,395
Financial assets at amortised cost, class [member] | CCC or lower [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1
Financial assets at amortised cost, class [member] | Grade Not Rated [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	29,853
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	28,647
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,136
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	€ 70